Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2017	May 25, 2017
Document Information [Line Items]
Entity Registrant Name	GeoVax Labs, Inc.
Entity Central Index Key	0000832489
Trading Symbol	govx
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		60,551,900
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Amendment Flag	false